LEASE LIABILITIES	12 Months Ended
Nov. 30, 2021
LEASE LIABILITIES
LEASE LIABILITIES

15.  LEASE LIABILITIES

Accounting Policy

The Company recognizes a right-of-use asset and lease liability on the consolidated statements of financial position at the lease commencement date. The right-of-use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, less any lease incentives received.

15.	LEASE LIABILITIES – continued

The right-of-use asset is subsequently depreciated using the straight-line method from the commencement date to the earlier of the end of its useful life or the end of the lease term. The estimated useful lives of right-of-use assets are determined on the same basis as those of property, plant and equipment. In addition, the right-of use asset is periodically reduced by impairment losses, if any, and adjusted for certain remeasurements of the lease liability.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate. Generally, the Company uses its incremental borrowing rate as the discount rate.

Lease payments included in the measurement of the lease liability comprise the following:

●Fixed payments, including in-substance fixed payments;
●	Variable lease payments that depend on an index or a rate, initially measured using the index or rate as the commencement date;
●Amounts expected to be payable under a residual value guarantee; and,
●	The exercise price under a purchase option that the Company is reasonably certain to exercise, lease payments in an optional renewal period if the Company is reasonably certain not to terminate early.

The lease liability is measured at amortized cost using the effective interest method. The lease liability is subsequently increased by interest costs on the lease liability and decreased by lease payments made. It is remeasured when there is a change in future lease payments arising from a change in an index or rate, if there is a change in the Company’s estimate of the amount expected to be payable under a residual value guarantee, or if the Company changes its assessment of whether it will exercise a purchase, extension, or termination option. When the lease liability is remeasured in this way, a corresponding adjustment is made to the carrying amount of the right of use asset or is recorded in the consolidated statements of operations if the carrying amount of the right-of-use asset has been reduced to $nil.

Payments associated with short-term leases are recognized as an expense on a straight-line basis in facility costs in the consolidated statements of loss and comprehensive loss. Short-term leases are defined as leases with a lease term of 12 months or less. Variable lease payments that do not depend on an index, rate, or subject to a fair market value renewal condition are expensed as incurred.

15.	LEASE LIABILITIES – continued

Explanatory information

The following is a continuity schedule of lease liabilities for the year ended November 30, 2021.

Balance, November 30, 2019	$—
IFRS transition	—
Lease additions	4,968
Lease payments	(526)
Interest expense on lease liabilities	175
Other settlement of lease liabilities	(167)
Balance, November 30, 2020	4,450
Acquisition of Green Roads (Note 19)	1,916
Acquisition of Citizen Stash (Note 19)	53
Lease payments	(1,093)
Foreign exchange adjustments	64
Interest expense on lease liabilities	254
Balance, November 30, 2021	5,644
Current portion	(1,406)
Non-current portion	4,238

When measuring lease liabilities, the Company discounts lease payments using its incremental borrowing rate. For leases recognized in the year ended November 30, 2021, the weighted average rate applied is 5.45% (November 30, 2020 – 5.45%). During the year ended November 30, 2021, the Company recorded rent expense of $725 (November 30, 2020 - $671) related to short-term and low value agreements.